UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04802

Name of Fund: BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic

Municipal Opportunities Fund of BlackRock Municipal Series Trust, 55 East 52nd Street, New York,

NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2016

Date of reporting period: 08/31/2015

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2015 (Unaudited)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Health Care Providers & Services — 0.9%
AHS Hospital Corp., 5.02%, 7/01/45	$6,500	$6,424,600
Froedtert Health, Inc., Series 15A, 4.69%, 4/01/45	6,000	5,841,816
Ochsner Clinic Foundation, 5.90%, 5/15/45	5,000	5,203,275
Southern Baptist Hospital of Florida, Inc., 4.86%, 7/15/45	6,550	6,588,854
Texas Children’s Hospital, 3.37%, 10/01/29	5,000	4,980,945

		29,039,490
Home Building — 0.1%
HP Communities LLC, 5.78%, 3/15/46 (a)	2,000	1,989,880
Total Corporate Bonds — 1.0%		31,029,370

Municipal Bonds
Alabama — 0.9%
City of Phenix Alabama IDB, Refunding RB, Meadwestvaco Coated Board Project, Series A, AMT, 4.13%, 5/15/35	10,000	8,972,100
County of Jefferson Alabama Sewer, Refunding RB, Series D:
6.50%, 10/01/53	15,110	17,406,267
Sub-Lien, 7.00%, 10/01/51	3,000	3,601,170

		29,979,537
Alaska — 0.2%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	3,595	3,595,036
5.00%, 6/01/46	4,500	3,456,045

		7,051,081
Arizona — 1.5%
Arizona Health Facilities Authority, RB, Banner Health, Series A, 5.00%, 1/01/44	10,000	10,992,200
Arizona Health Facilities Authority, Refunding RB:
Scottsdale Lincoln Hospital Project, 5.00%, 12/01/39	5,000	5,455,850
Scottsdale Lincoln Hospital Project, 5.00%, 12/01/42	5,940	6,452,562
Banner Health, Series B, 1.00%, 1/01/37 (b)	5,000	4,431,750
Municipal Bonds	Par (000)	Value
Arizona (concluded)
Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	$5,800	$6,085,012
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Project, Series A (a):
6.50%, 7/01/34	965	1,067,985
6.75%, 7/01/44	1,690	1,885,533
City of Phoenix Arizona IDA, Refunding RB (a):
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/35	2,795	2,820,770
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/45	6,155	6,079,355
Legacy Traditional School Projects, 5.00%, 7/01/35	2,205	2,142,709
Legacy Traditional School Projects, 5.00%, 7/01/45	1,495	1,410,966

		48,824,692
Arkansas — 0.2%
State of Arkansas, GO, 5.00%, 10/01/18	5,000	5,617,050
California — 14.5%
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	5,000	5,862,400
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 4/01/50	6,000	8,155,680
California County Tobacco Securitization Agency, RB, County Securitization, Series A:
5.25%, 6/01/21 (c)	3,580	3,589,236
6.00%, 6/01/42	885	884,938
California Educational Facilities Authority, Refunding RB:
Pepperdine University, 5.00%, 9/01/40 (d)	5,000	5,719,000
Pepperdine University, 5.00%, 9/01/45 (d)	9,740	11,087,237
University of Southern California, Series A, 5.00%, 10/01/25	5,000	6,266,200
California Municipal Finance Authority, RB:
Caritas Affordable Housing Inc., 5.88%, 8/15/49	1,000	1,081,240
Sycamore Acadamy Project, 5.38%, 7/01/34 (a)	1,000	1,012,550
Sycamore Acadamy Project, 5.63%, 7/01/44 (a)	2,760	2,801,014

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2015	1

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
California Municipal Finance Authority, RB (concluded):
Urban Discovery Academy Project, 6.00%, 8/01/44 (a)	$330	$342,665
California Municipal Finance Authority, RB (concluded):
Urban Discovery Academy Project, 6.13%, 8/01/49 (a)	285	296,292
Vista Charter Middle School, 6.00%, 7/01/44	1,960	1,994,751
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT (a):
5.00%, 7/01/37	5,000	5,306,850
5.00%, 11/21/45	10,000	10,500,700
California Pollution Control Financing Authority, Refunding RB, AMT:
Pacific Gas, Series C (NPFGC), 4.75%, 12/01/23	1,000	1,050,350
Waste Management, Inc., 3.38%, 7/01/25	5,000	5,001,900
California School Finance Authority, RB, Series A (a):
6.50%, 11/01/34	1,015	1,037,360
6.75%, 11/01/45	1,395	1,438,538
California Statewide Communities Development Authority, RB, 5.00%, 6/01/16	7,160	7,414,896
California Statewide Communities Development Authority, Refunding RB:
Irvine LLC, UCI - East Campus, 5.00%, 5/15/38	5,000	5,120,200
Loma Linda University Medical Center, 5.25%, 12/01/44	5,000	5,215,450
Series A, 5.25%, 11/01/44	1,250	1,265,788
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement:
Series A, 6.00%, 5/01/37	585	584,959
Series A, 6.00%, 5/01/43	3,800	3,799,696
Series B, 6.00%, 5/01/37	265	264,981
Series B, 6.00%, 5/01/43	7,425	7,424,480
Chabot-Las Positas Community College District, GO, Refunding, 2016 Crossover, 5.00%, 8/01/29	5,000	5,756,950
Chaffey Community College District, GO, Refunding Series A, 5.00%, 6/01/32	5,000	5,743,600
Municipal Bonds	Par (000)	Value
California (continued)
City & County of San Francisco Airports Commisson-San Francisco International Airport, Refunding RB, AMT, Series A, 5.00%, 5/01/40	$5,000	$5,443,100
City of Azusa, Refunding RB, 5.00%, 7/01/32	2,315	2,678,895
City of Bakersfield California Wastewater Revenue, Refunding RB, Series A:
5.00%, 9/15/26	5,000	6,100,450
5.00%, 9/15/31	3,790	4,467,993
City of Irvine California, Community Facilities District No. 2013-3, Great Park Improvement Area No. 1, 5.00%, 9/01/49	1,500	1,601,910
City of Los Angeles California Department of Water & Power, RB, Build America Bonds, 6.60%, 7/01/50	1,600	2,154,304
City of Riverside California Sewer Revenue, Refunding RB, Series A, 5.00%, 8/01/40	5,000	5,592,550
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.00%, 11/01/29	5,000	5,972,500
City of San Jose California Airport Revenue, RB, AMT, Series A (AMBAC), 5.00%, 3/01/37	5,000	5,216,450
County of Sacramento California, ARB, Senior Series B, AMT (AGM), 5.25%, 7/01/39	5,000	5,408,700
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29	3,400	3,945,870
East Bay Municipal Utility District Wastewater System Revenue, Refunding RB, Series A, 5.00%, 6/01/35	5,425	6,341,065
East Bay Municipal Utility District Water System Revenue, RB:
Series B, 5.00%, 6/01/28	2,340	2,847,663
Series C, 5.00%, 6/01/28	3,410	4,149,800
Series C, 5.00%, 6/01/31	4,065	4,834,748
Series C, 5.00%, 6/01/32	4,265	5,052,575
Series C, 5.00%, 6/01/33	4,280	5,050,357
Series C, 5.00%, 6/01/34	4,705	5,529,975
East Side Union High School District, GO, Series B:
5.00%, 8/01/27	5,130	6,175,597
5.00%, 8/01/33	5,000	5,810,250

2	BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2015

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Foothill-Eastern Transportation Corridor Agency, Refunding RB, Series A, 6.00%, 1/15/49	$3,770	$4,401,023
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior, Series A-1, 5.75%, 6/01/47	28,770	24,563,538
Irvine California Unified School District, Refunding, Special Tax Bonds, BAM, 5.00%, 9/01/38	5,000	5,636,200
Los Angeles Community College District, GO, Refunding Series A, 5.00%, 8/01/30	10,000	11,733,700
Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy, Refunding, Tax Allocation Bonds, Long Beach Project Area, Series A:
5.00%, 8/01/32	6,465	7,341,072
5.00%, 8/01/33	6,770	7,656,938
5.00%, 8/01/34	5,810	6,550,310
5.00%, 8/01/35	7,470	8,408,456
Manteca Unified School District, GO, Series A, 5.00%, 8/01/40	10,000	11,274,200
Metropolitan Water District of Southern California, RB, Authorization, Series A, 5.00%, 1/01/39	5,000	5,522,100
Metropolitan Water District of Southern California, Refunding RB, Series C, 5.00%, 7/01/17	10,000	10,816,300
Natomas Unified School District, GO:
5.00%, 8/01/30	2,755	3,150,756
5.00%, 8/01/32	3,410	3,862,984
Orange County Sanitation District, Refunding RB, Series A:
5.00%, 2/01/30	5,000	5,936,300
5.00%, 2/01/34	5,000	5,841,050
5.00%, 2/01/36	5,000	5,815,400
5.00%, 2/01/37	10,000	11,588,200
Port of Los Angeles, RB, Series C, 5.00%, 8/01/39	5,000	5,714,100
Riverside Unified School District, GO, Refunding, 5.00%, 8/01/28	5,000	5,878,750
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series A, 5.00%, 12/01/34	5,670	6,503,887
Municipal Bonds	Par (000)	Value
California (continued)
San Francisco Community College District, GO, Refunding, 5.00%, 6/15/21	$5,000	$5,914,750
San Marcos Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A, 5.00%, 10/01/29	5,000	5,774,950
Santa Clara Valley Transportation Authority, Refunding RB, Series A, 5.00%, 4/01/35	4,000	4,643,840
Southern California Public Power Authority, RB, Project No. 1, Series A, 5.25%, 11/01/19	2,445	2,751,701
Southwestern Community College District, GO, Series D, 5.00%, 8/01/44	5,000	5,664,000
State of California, GO:
5.00%, 10/01/16	10,000	10,512,400
Build America Bonds, Various Purpose, 7.60%, 11/01/40	4,400	6,485,336
State of California, GO, Refunding, Various Purposes, 5.00%, 10/01/37	10,000	11,349,800
State of California Public Works Board, LRB, Various Capital Projects, Series A, 5.00%, 4/01/37	5,000	5,564,850
Tobacco Securitization Authority of Southern California, Refunding RB, Senior Series A1, 5.13%, 6/01/46	7,440	6,195,660
Turlock Irrigation District, Refunding RB, Series A, 5.00%, 1/01/40	5,000	5,508,550
University of California, RB, Series AQ, 4.77%, 5/15/15	4,800	4,470,864
University of California, Refunding RB, General, Series AI, 5.00%, 5/15/38	5,330	6,030,895
Walnut Valley Unified School District, GO, Election 2007, Series C, 5.00%, 8/01/39	5,000	5,655,950
Yosemite Community College District, GO, Refunding:
5.00%, 8/01/30	5,000	5,885,000
5.00%, 8/01/32	5,000	5,842,800

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2015	3

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Yucaipa Valley Water District, Refunding RB, Series A, 5.00%, 9/01/34	$1,135	$1,291,993

		468,133,256
Colorado — 1.0%
Castle Oaks Metropolitan District No. 3, GO, 6.25%, 12/01/44	1,825	1,803,045
City & County of Denver Colorado, Refunding RB, Special Facilities, United Airlines Project, Series A, AMT, 5.75%, 10/01/32	5,000	5,210,050
City & County of Denver Colorado Airport System Revenue, RB, Series B, 5.00%, 11/15/43	5,000	5,511,900
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds, 4.00%, 12/01/23	1,000	988,180
Colorado Educational & Cultural Facilities Authority, RB, Charter Littleton Preparatory School, 5.00%, 12/01/22	185	198,337
Colorado Educational & Cultural Facilities Authority, Refunding RB:
5.00%, 11/01/44	885	893,363
5.13%, 11/01/49	765	767,838
University Lab School Project, 5.00%, 12/15/45 (a)	2,500	2,450,125
Colorado Health Facilities Authority, RB:
Catholic Health Initiatives, 5.25%, 1/01/45	5,000	5,433,300
The Evangelical Lutheran Good Samaritan Society Project, 5.63%, 6/01/43	5,000	5,473,750
Foothills Metropolitan District, Special Assessment Bonds, 6.00%, 12/01/38	3,520	3,711,207

		32,441,095
Connecticut — 0.6%
Mohegan Tribal Finance Authority, RB, 7.00%, 2/01/45	4,380	3,967,492
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 2/01/45 (a)	8,035	8,268,577
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	2,000	1,999,760
Municipal Bonds	Par (000)	Value
Connecticut (concluded)
State of Connecticut, Special Tax Revenue, RB, Transportation Infrastructure, 5.00%, 11/01/16	$5,000	$5,274,800

		19,510,629
District of Columbia — 1.2%
District of Columbia, Refunding RB, Children’s Hospital, 5.00%, 7/15/44 (d)	5,000	5,492,150
Metropolitan Washington Airports Authority, RB, Build America Bonds, 7.46%, 10/01/46	5,000	6,443,950
Metropolitan Washington Airports Authority, Refunding RB:
5.00%, 10/01/53	10,000	10,332,500
AMT, Series A, 5.00%, 10/01/24	5,000	5,848,300
AMT, Series A, 5.00%, 10/01/30	5,000	5,641,350
AMT, Series B, 3.00%, 10/01/16	5,000	5,135,400

		38,893,650
Florida — 5.4%
Capital Trust Agency, Inc., RB:
1st Mortgage, Silver Creek St. Augustine Project, 8.00%, 1/01/34	550	495,022
1st Mortgage, Silver Creek St. Augustine Project, 8.25%, 1/01/44	940	846,028
1st Mortgage, Silver Creek St. Augustine Project, 8.25%, 1/01/49	3,010	2,708,970
Faulk Senior Services, 6.75%, 12/01/44	645	584,028
Celebration Pointe Community Development District, Special Assessment Bonds:
4.75%, 5/01/24	375	374,978
5.00%, 5/01/34	750	750,473
5.13%, 5/01/45	1,030	1,032,359
Citizens Property Insurance Corp., RB:
High Risk, Senior Secured, Series A-1, 5.00%, 6/01/16	7,500	7,762,200
Senior Secured, Series A-1, Personal Lines & Commercial Lines Account, 5.00%, 6/01/16	10,000	10,346,500
City of Orlando Florida, RB, Series B, 5.00%, 10/01/46	5,000	5,614,050

4	BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2015

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Alachua Florida Health Facilities Authority, RB:
East Ridge Retirement Village, Inc. Project, 6.25%, 11/15/44	$2,000	$2,194,840
Shands Teaching Hospital Clinics, 5.00%, 12/01/44	5,000	5,323,400
County of Brevard Florida Health Facilities Authority, Refunding RB:
5.00%, 4/01/39	5,000	5,386,450
Series A, 5.00%, 4/01/31	5,655	6,172,206
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project (a):
Series A, 8.25%, 5/15/49	1,000	1,182,770
Series B-2, 6.50%, 5/15/20	3,500	3,505,040
County of Miami-Dade Florida Aviation Revenue, Refunding RB, AMT, Series A:
5.00%, 10/01/35	5,000	5,449,100
5.00%, 10/01/36	5,000	5,437,050
(CIFG), 5.00%, 10/01/38	5,000	5,018,700
County of Miami-Dade Florida Educational Facilities Authority, RB, Series A, 5.00%, 4/01/42	5,000	5,419,350
County of Miami-Dade Florida Expressway Authority, RB, Series A, 5.00%, 7/01/39	5,000	5,489,700
County of Miami-Dade Florida IDA, RB, Series A, 5.00%, 6/01/48	5,000	4,999,600
County of Miami-Dade Florida Seaport Department, RB, AMT, Series B, 5.00%, 10/01/22	1,995	2,295,926
County of Miami-Dade Florida Seaport Department, Refunding RB, AMT, Series D, 5.00%, 10/01/22	1,305	1,501,846
County of Miami-Dade Florida Water & Sewer System Revenue, RB, Series A, 5.00%, 10/01/42	5,000	5,529,550
County of Orange Florida Health Facilities Authority, RB, 1st Mortgage Lutheran Tower Project, 5.50%, 7/01/38	1,000	1,023,710
Municipal Bonds	Par (000)	Value
Florida (continued)
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 8/01/26	$3,965	$4,456,938
5.00%, 8/01/28	5,000	5,559,600
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Sinai Residences Boca Raton Project, 7.50%, 6/01/49	1,000	1,155,330
Crossings at Fleming Island Community Development District, Refunding, Special Assessment Bonds, 6.50%, 5/01/44	2,690	2,721,634
East Central Regional Wastewater Treatment Facilities Operation Board, RB, Green Bond Biosolids Project, 5.00%, 10/01/39	5,000	5,679,100
Florida Development Finance Corp., RB, Renaissance Charter School, Series A:
5.75%, 6/15/29	365	369,482
6.00%, 6/15/34	440	446,855
6.13%, 6/15/44	1,705	1,718,043
Florida Higher Educational Facilities Financial Authority, Refunding RB, 5.00%, 4/01/27	6,155	6,751,419
Heritage Landing Community Development District, Refunding, Special Assessment Bonds, 4.20%, 5/01/31	1,000	977,300
Hillsborough County Aviation Authority, RB, Tampa International Airport, Series A, 5.00%, 10/01/44 (d)	5,000	5,461,100
Lakewood Ranch Stewardship District, Special Assessment Bonds:
4.25%, 5/01/25	805	802,182
4.88%, 5/01/35	1,210	1,204,010
4.88%, 5/01/45	2,420	2,368,914
Mid-Bay Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/35	5,000	5,415,700
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series B, 5.00%, 5/01/37	1,870	1,957,105
State of Florida Department of Transportation, RB, 5.00%, 7/01/36	5,000	5,615,350

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2015	5

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
State of Florida Lottery Revenue, Refunding RB, Series D, 5.00%, 7/01/16	$5,000	$5,199,700
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds, Series B, 5.50%, 11/01/10 (e)(f)	155	93,005
Tampa Bay Water, RB, Utility System, 5.00%, 10/01/38	6,095	6,856,936
Tolomato Community Development District, Refunding, Special Assessment:
Convertible CAB, Bonds, Series A2, 0.00%, 5/01/39 (c)	150	110,033
Convertible CAB, Bonds, Series A3, 0.00%, 5/01/40 (c)	360	215,226
Convertible CAB, Bonds, Series A4, 0.00%, 5/01/40 (c)	190	84,104
Bonds, Series 2, 0.00%, 5/01/40 (c)	490	255,437
Series A, 6.38%, 5/01/17	210	208,822
Tolomato Community Development District, Special Assessment Bonds:
0.00%, 5/01/40 (c)	800	493,096
6.61%, 5/01/40 (e)(f)	535	5
Series 1, 6.38%, 5/01/17 (e)(f)	5	5,034
Series 3, 6.38%, 5/01/17 (e)(f)	425	4
Trout Creek Community Development District, Special Assessment Bonds:
5.50%, 5/01/35	2,355	2,304,980
5.63%, 5/01/45	3,750	3,641,775
Village Center Community Development District, Refunding RB (a):
5.02%, 11/01/36	1,500	1,518,825
Little Sumter Service Area, 5.02%, 10/01/36	375	389,355
Village Community Development District No. 10, Special Assessment Bonds, Sumter County, 4.50%, 5/01/23	3,115	3,383,544

		173,863,789
Georgia — 1.6%
City of Atlanta Department of Aviation, RB, Series B, 5.00%, 1/01/16	6,410	6,512,880
Municipal Bonds	Par (000)	Value
Georgia (concluded)
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	$5,080	$5,726,786
City of Atlanta Georgia Water & Wastewater Revenue, RB, Series A:
5.50%, 11/01/17	5,000	5,510,500
5.00%, 11/01/43	5,000	5,627,850
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/18	1,000	1,091,020
5.00%, 4/01/44	5,000	5,352,550
State of Georgia, GO:
5.00%, 2/01/17	5,000	5,320,700
Refunding Series C, 5.00%, 7/01/17	10,000	10,808,600
Refunding Series I, 5.00%, 7/01/18	5,000	5,576,650

		51,527,536
Guam — 0.3%
Guam Government Waterworks Authority, RB:
5.25%, 7/01/22	525	608,381
5.25%, 7/01/25	1,735	1,997,176
5.00%, 7/01/28	1,250	1,387,387
5.63%, 7/01/40	3,000	3,275,490
Territory of Guam, GO, Series A:
6.00%, 11/15/19	570	632,301
7.00%, 11/15/19 (g)	2,390	2,923,735

		10,824,470
Idaho — 0.2%
Idaho Health Facilities Authority, RB, Series A, 5.00%, 3/01/44	5,000	5,353,600
Illinois — 2.5%
Chicago Board of Education, GO, Series A, 5.00%, 12/01/42	24,000	19,170,960
Chicago Transit Authority, RB:
Series A, 6.90%, 12/01/40	3,050	3,401,390
Series B, 6.90%, 12/01/40	3,200	3,568,672
City of Chicago Illinois, GO:
Series B, 7.75%, 1/01/42	5,000	4,791,150
Taxable Project, Recovery Zone, Series D, 6.26%, 1/01/40	2,500	2,059,325
City of Chicago Illinois, GO, Refunding:
Series A, 5.00%, 1/01/35	5,000	4,339,200
Series C, 5.00%, 1/01/40	5,000	4,250,850

6	BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2015

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, AMT:
Series A, 5.00%, 1/01/22	$5,675	$6,412,353
Series B, 5.00%, 1/01/22	5,000	5,649,650
County of Cook Illinois, GO, Build America Bonds, Series D, 6.23%, 11/15/34	3,225	3,210,617
Illinois Finance Authority, Refunding RB:
Advocate Health Care, 5.00%, 8/01/38	5,000	5,545,800
Lutheran Home & Services Obligated Group, 5.50%, 5/15/30	1,000	1,057,630
Lutheran Home & Services Obligated Group, 5.63%, 5/15/42	2,500	2,619,425
Rush University Medical Center, Series A, 5.00%, 11/15/38	5,200	5,680,168
Silver Cross Hospital and Medical Centers, Series C, 5.00%, 8/15/35	5,000	5,432,900
Railsplitter Tobacco Settlement Authority, RB, 6.25%, 6/01/24	3,000	3,129,780

		80,319,870
Indiana — 0.5%
City of Carmel Indiana, RB, Barrington Carmel Project, Series A, 7.13%, 11/15/42	2,000	2,218,320
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 1/01/24	750	856,485
Indiana Finance Authority, Refunding RB:
Series A, 4.00%, 2/01/17 (g)	5,000	5,246,450
US Steel Corp. Project, 6.00%, 12/01/19	3,000	3,268,620
Indianapolis Local Public Improvement Bond Bank, Refunding RB, AMT, 5.00%, 1/01/24	5,000	5,792,200

		17,382,075
Municipal Bonds	Par (000)	Value
Iowa — 1.2%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	$21,210	$22,399,245
5.50%, 12/01/22	2,500	2,642,900
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, Upper Iowa University Project, 5.00%, 9/01/20	1,000	1,064,950
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed:
CAB, Series B, 5.60%, 6/01/34	6,510	6,148,630
Series C, 5.50%, 6/01/42	2,000	1,751,100
Series C, 5.63%, 6/01/46	4,960	4,397,089

		38,403,914
Kansas — 0.2%
Kansas Development Finance Authority, Refunding RB, Wichita State University Union Corp. Student House Project, Series F-1, 5.00%, 6/01/46	5,000	5,435,300
Kentucky — 0.4%
University of Kentucky, Refunding RB, Series B:
5.00%, 10/01/25	5,000	6,112,950
5.00%, 10/01/26	5,000	6,034,400

		12,147,350
Louisiana — 1.0%
City of New Orleans Louisiana Aviation Board, RB, Series B, AMT:
5.00%, 1/01/40	5,000	5,430,650
5.00%, 1/01/45	10,000	10,723,700
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 9/15/44 (a)	5,920	5,977,483
Louisiana Public Facilities Authority, RB, Loyola University, 5.00%, 10/01/41	5,000	5,309,050

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2015	7

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Public Facilities Authority, Refunding RB, Franciscan Missionaries of Our Lady Health System Project, Series A, 5.00%, 7/01/39	$5,000	$5,496,850

		32,937,733
Maine — 0.2%
Maine Health & Higher Educational Facilities Authority, Refunding RB, Bowdoin College, Series A, 5.00%, 7/01/39	5,000	5,560,550
Maryland — 0.6%
County of Anne Arundel Maryland Consolidated, Special Tax District, Villages at Two Rivers Project:
5.13%, 7/01/36	600	607,398
5.25%, 7/01/44	1,220	1,232,798
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	2,850	3,194,964
County of Howard Maryland, Tax Allocation Bonds, Annapolis Junction Town Center Project, 6.10%, 2/15/44	1,170	1,245,383
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,140	1,159,927
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Medstar Health, Inc., 5.00%, 8/15/42	5,000	5,460,300
Western Maryland Health System, 5.00%, 7/01/18	6,195	6,795,977

		19,696,747
Massachusetts — 3.8%
Commonwealth of Massachusetts, GO:
Series C, 5.00%, 8/01/17 (g)	10,000	10,815,100
Series D-2, 0.32%, 8/01/43 (b)	5,000	4,966,850
Commonwealth of Massachusetts Federal Highway, RB, Series A, GAN:
5.00%, 6/15/25	5,000	6,072,650
5.00%, 6/15/27	6,850	8,173,968
Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Commonwealth of Massachusetts, GO, Refunding Series A, 3.00%, 7/01/17	$13,965	$14,575,131
Massachusetts Development Finance Agency, RB, Boston Medical Center, Series D, 5.00%, 7/01/44	5,000	5,306,800
Massachusetts Development Finance Agency, Refunding RB:
Caregroup Series H-1, 5.00%, 7/01/23 (d)	5,000	5,778,350
Caregroup Series H-1, 5.00%, 7/01/24 (d)	5,000	5,812,900
Caregroup Series H-1, 5.00%, 7/01/25 (d)	5,000	5,839,050
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (a)	2,000	2,019,040
Series A, 5.00%, 9/01/43	5,795	6,543,540
Massachusetts Educational Financing Authority, RB, AMT:
Issue I, 5.00%, 1/01/24	5,000	5,587,600
Series A, 5.00%, 1/01/22	10,000	11,163,700
Massachusetts Health & Educational Facilities Authority, RB, Series O, 5.00%, 7/01/16	5,000	5,201,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, Series D, 5.50%, 7/01/40	1,000	1,004,550
Massachusetts Port Authority, RB, Delta Air Lines, Inc. Project, Series A, AMT (AMBAC), 5.00%, 1/01/27	1,000	1,002,500
Massachusetts Water Resources Authority, Refunding RB, Series A, 4.00%, 8/01/17	5,000	5,323,600
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.00%, 7/01/41	10,000	11,135,100
University of Massachusetts Building Authority, Refunding RB, 5.00%, 11/01/44	5,000	5,637,900

		121,959,329
Michigan — 0.5%
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 7/01/44	1,385	1,420,345

8	BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2015

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	$3,150	$3,281,071
Michigan Finance Authority, Refunding RB (concluded):
Student Loan Refunding, AMT, 5.00%, 11/01/21	4,090	4,578,510
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 6/01/34	6,010	5,218,723
Michigan Tobacco Settlement Finance Authority, Refunding RB, Series A, 6.88%, 6/01/42	2,375	2,315,459

		16,814,108
Minnesota — 1.5%
Minneapolis Special School District No. 1, Series D, 5.00%, 2/01/18	5,000	5,493,550
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding RB, AMT, Series B:
5.00%, 1/01/25	1,000	1,154,430
5.00%, 1/01/26	1,000	1,141,710
State of Minnesota, GO:
Series A, 5.00%, 8/01/32	5,000	5,946,650
Series D, 5.00%, 8/01/19	10,000	11,465,300
Refunding Series D, 5.00%, 8/01/16	5,000	5,217,600
State Paul Port Authority, RB, AMT, 4.50%, 10/01/37	5,000	4,762,250
Stillwater Independent School District No 834, GO, Series A:
5.00%, 2/01/25	5,000	6,024,350
5.00%, 2/01/26	5,000	5,949,250
Woodbury Housing & Redevelopment Authority, RB, St. Therese of Woodbury:
5.00%, 12/01/34	1,200	1,209,636
5.13%, 12/01/44	500	503,345

		48,868,071
Missouri — 1.3%
City of State Louis Missouri, Refunding RB, Lambert St. Louis International Airport (NPFGC), 5.50%, 7/01/28	10,000	12,064,600
County of Jackson Missouri, Refunding RB, Truman Sports Complex Project:
5.00%, 12/01/20	5,000	5,846,850
Municipal Bonds	Par (000)	Value
Missouri (concluded)
County of Jackson Missouri, Refunding RB, Truman Sports Complex Project (concluded):
5.00%, 12/01/22	$5,000	$5,964,350
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Cox Health, Series A, 5.00%, 11/15/39	2,000	2,203,140
Missouri Highway & Transportation Commission, Refunding RB, Series C, 5.00%, 2/01/17	7,540	8,023,616
St. Louis County School District C-2 Parkway, GO, Refunding, 5.00%, 3/01/23	5,785	7,012,982

		41,115,538
Nevada — 0.9%
City of North Las Vegas Nevada, GO, Build America Bonds, Water Utility Project, 6.57%, 6/01/40	6,595	5,957,593
Clark County School District, GO, Series A, 5.00%, 6/15/16	10,000	10,370,700
Clark County Department of Aviation, Refunding RB, Junior Sub Lien Series B, AMT, 5.00%, 7/01/17	10,000	10,739,900
Las Vegas Special Improvement District 607, Refunding, Special Assessment, Local Improvement:
5.00%, 6/01/23	420	449,749
5.00%, 6/01/24	295	317,166

		27,835,108
New Hampshire — 0.4%
New Hampshire State Turnpike System, RB, Series A:
5.00%, 10/01/20	5,000	5,833,350
5.00%, 10/01/21	5,000	5,882,500

		11,715,850
New Jersey — 4.7%
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	7,105	7,118,002
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Logan Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,675,410
New Jersey EDA, RB:
Leap Academy Charter School, Series A, 6.00%, 10/01/34	280	286,672

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2015	9

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey EDA, RB (concluded):
Leap Academy Charter School, Series A, 6.20%, 10/01/44	$230	$235,108
Leap Academy Charter School, Series A, 6.30%, 10/01/49	375	383,269
The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	6,825	7,309,711
New Jersey Health Care Facilities Financing Authority, RB, Robert Wood Johnson University Hospital, Series A, 5.00%, 7/01/22	1,010	1,174,923
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health Care:
5.00%, 7/01/44	5,000	5,395,750
System, Series A, 5.00%, 7/01/25	1,000	1,123,700
Series A, 5.00%, 7/01/23	1,100	1,253,571
Series A, 5.00%, 7/01/24	3,100	3,506,968
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	10,000	10,082,700
Transportation System, Series A, 5.00%, 6/15/42	5,000	4,955,900
Rutgers - The State University of New Jersey, Refunding RB, Series J, 5.00%, 5/01/32	5,000	5,691,150
State of New Jersey, GO:
5.00%, 6/01/17	6,500	6,931,210
5.00%, 6/01/26	20,000	23,057,400
5.00%, 6/01/27	4,800	5,503,392
5.00%, 6/01/32	10,000	11,150,800
Tax-Exempt, Various Purposes, 5.00%, 6/01/16	5,000	5,166,050
Various Purposes, 5.00%, 6/01/28	10,000	11,352,700
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	7,500	7,499,925
Tobacco Settlement Financing Corp., New Jersey, Refunding RB, Series 1A:
5.00%, 6/01/29	2,840	2,396,932
5.00%, 6/01/41	39,335	29,798,623

		153,049,866
New Mexico — 0.2%
City of Albuquerque, GO, Series A, 5.00%, 7/01/16	5,200	5,409,040
Municipal Bonds	Par (000)	Value
New York — 14.3%
Brooklyn Arena Local Development Corp., RB, Barclays Center Project, 6.38%, 7/15/43	$5,000	$5,787,450
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	400	423,840
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 6/01/48	5,000	4,799,850
City of New York, GO:
Refunding Series A, 5.00%, 8/01/17	10,000	10,837,800
Refunding Series J, 5.00%, 8/01/17	10,000	10,837,800
City of New York New York, GO, Refunding:
Fiscal 2013, Series E, 5.00%, 8/01/24	5,000	5,644,000
Series B, 5.00%, 8/01/24	7,305	8,785,577
City of New York New York Build Resource Corp., RB, 5.00%, 11/01/39	2,500	2,544,000
City of New York New York Industrial Development Agency, RB, JFK International Airport Project, AMT, Series B, 2.00%, 8/01/28 (b)	55,995	56,095,231
Counties of New York Tobacco Trust IV, Refunding RB, Series A:
5.00%, 6/01/42	1,935	1,671,763
5.00%, 6/01/45	515	438,867
Settlement Pass-Through Turbo, 6.25%, 6/01/41 (a)	35,400	36,310,134
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, 5.00%, 8/01/46	3,400	3,290,758
County of Essex New York Industrial Development Agency, Refunding RB, International Paper Co. Project, Series A, AMT, 5.20%, 12/01/23	2,300	2,317,089
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/23	5,685	6,322,175
Dutchess County Local Development Corp., RB, Series A, 5.00%, 7/01/45	5,000	5,527,150

10	BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2015

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	$21,065	$19,637,214
Long Island Power Authority, Refunding RB, Series B, 5.25%, 4/01/19	5,000	5,651,700
Metropolitan Transportation Authority, RB:
Series E, 5.00%, 11/15/38	5,000	5,560,800
Subseries B2, 5.00%, 11/15/16	5,000	5,275,850
Monroe County Industrial Development Corp., Refunding RB, University of Rochester, Series A, 5.00%, 7/01/33	5,000	5,753,950
Nassau County Tobacco Settlement Corp., Refunding RB, Series A1, 6.83%, 6/01/21	6,485	6,422,024
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series C, 4.00%, 11/01/17	5,000	5,355,600
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project (a):
Class 1, 5.00%, 11/15/44	35,785	35,834,741
Class 2, 5.15%, 11/15/34	240	249,617
Class 2, 5.38%, 11/15/40	570	599,093
Class 3, 7.25%, 11/15/44	1,655	1,958,444
New York State Dormitory Authority, RB:
Build America Bonds, 5.50%, 3/15/30	6,150	7,112,967
New York University Hospitals Center, Series A, 5.00%, 7/01/43	5,000	5,582,300
New York State Dormitory Authority, Refunding RB:
Group C, Series C, 5.00%, 3/15/37	5,000	5,635,900
New York University Hospitals Center, 5.00%, 7/01/36	4,350	4,803,618
Pratt Institute, Series A, 5.00%, 7/01/39	5,000	5,525,400
Series A, 2.00%, 3/15/16	25,000	25,249,750
Series A, 5.00%, 3/15/17	25,000	26,705,500
St. John’s University, Series A, 5.00%, 7/01/32	5,000	5,641,400
Yeshiva University, 5.00%, 9/01/38	915	908,815
Municipal Bonds	Par (000)	Value
New York (continued)
New York State Environmental Facilities Corp., Refunding RB, 5.00%, 6/15/34	$5,000	$5,834,600
New York State Thruway Authority, Refunding RB, 5.00%, 1/01/28	5,000	5,844,100
New York State Urban Development Corp., RB, Series E, 5.00%, 3/15/23	5,000	5,996,050
New York State Urban Development Corp., Refunding RB, Series A:
5.00%, 3/15/34	5,000	5,679,750
5.00%, 3/15/36	5,000	5,651,800
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24 (a)	1,000	1,007,810
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 6.25%, 12/01/15	5,000	5,068,050
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 178th Series, AMT, 5.00%, 12/01/22	5,025	5,861,512
Port Authority of New York & New Jersey, Refunding RB, AMT, 5.00%, 9/01/22	5,000	5,820,200
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/31	5,000	5,897,650
State of New York Dormitory Authority, RB, New York University Hospitals Center, Series A, 5.00%, 7/01/22	1,725	1,942,333
State of New York Dormitory Authority, Refunding RB:
New York University, Series A, 5.00%, 7/01/42	5,000	5,629,950
Pratt Institute, Series A, 5.00%, 7/01/44	5,000	5,477,850
Touro College & University, Series B, 5.75%, 1/01/29	1,700	1,688,916
State of New York Thruway Authority, Refunding RB, 5.00%, 1/01/31	10,000	11,424,700
Triborough Bridge & Tunnel Authority, Refunding RB, Series B, 5.00%, 11/15/22	5,000	5,993,500

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2015	11

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
TSASC, Inc., Refunding RB, Series 1:
5.00%, 6/01/26	$7,000	$7,105,490
5.00%, 6/01/34	8,150	7,418,619
Ulster Tobacco Asset Securitization Corp., RB:
6.00%, 6/01/40	1,040	1,033,916
6.45%, 6/01/40 (c)	880	886,239
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	19,800	18,819,702

		461,180,904
North Carolina — 2.5%
City of Charlotte North Carolina Water & Sewer System Revenue, Refunding RB:
5.00%, 7/01/31	5,000	5,968,100
5.00%, 7/01/40	5,000	5,832,000
North Carolina Department of Transportation, RB, I-77 Hot Lanes Project, 5.00%, 6/30/54	10,000	10,365,000
North Carolina Medical Care Commission, RB, 1st Mortgage, Galloway Ridge Project, Series A:
4.13%, 1/01/17	200	204,362
4.30%, 1/01/18	555	575,496
4.50%, 1/01/19	520	547,082
4.75%, 1/01/21	270	287,698
5.00%, 1/01/22	290	309,500
North Carolina Medical Care Commission, Refunding RB:
5.00%, 10/01/36	5,000	5,646,050
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 5.25%, 1/01/41	2,470	2,539,456
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	2,500	2,860,600
Vidant Health, 5.00%, 6/01/30	5,000	5,645,650
Vidant Health, 5.00%, 6/01/31	5,000	5,592,850
Vidant Health, 5.00%, 6/01/32	5,000	5,553,650
Vidant Health, 5.00%, 6/01/33	5,000	5,519,100
Vidant Health, 5.00%, 6/01/45	5,000	5,438,000
State of North Carolina, GO, Series A, 5.00%, 6/01/18	5,000	5,562,500
Municipal Bonds	Par (000)	Value
North Carolina (concluded)
Town of Mooresville, Special Assessment Bonds, 5.38%, 3/01/40 (a)	$2,100	$2,109,450
University of North Carolina at Chapel Hill, Refunding RB, 3.85%, 12/01/34	5,000	5,095,900
University of North Carolina at Charlotte, Refunding RB, 5.00%, 4/01/45	5,000	5,571,550

		81,223,994
North Dakota — 0.7%
North Dakota Public Finance Authority, RB:
5.00%, 10/01/33	5,605	6,509,759
5.00%, 10/01/34	7,670	8,874,957
Series C, 5.00%, 6/01/40	6,410	7,142,086

		22,526,802
Ohio — 1.8%
American Municipal Power Inc, Refunding RB, Prairie State Energy Campus Project, Series B, 5.00%, 2/15/34 (b)	5,000	5,578,150
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.88%, 6/01/47	35,250	28,245,825
6.50%, 6/01/47	2,500	2,171,925
Cleveland Ohio Airport, Refunding RB, Continental Airlines, Inc., AMT, 5.70%, 12/01/19	9,000	9,077,940
Northeast Ohio Regional Sewer District, Refunding RB, 5.00%, 11/15/44	5,000	5,665,600
Ohio University, RB, 5.59%, 12/01/14	5,900	6,243,911

		56,983,351
Oklahoma — 1.2%
County of Oklahoma Oklahoma Finance Authority, Refunding RB, Epworth Villa Project, Series A, 5.00%, 4/01/23	1,050	945,147
Oklahoma Capital Improvement Authority, GO, 3.00%, 1/01/16	6,245	6,302,579
Oklahoma Capital Improvement Authority, Refunding RB, Series C:
5.00%, 7/01/25	2,000	2,409,020
5.00%, 7/01/26	1,000	1,194,850
5.00%, 7/01/29	1,435	1,673,153

12	BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2015

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Oklahoma (concluded)
Oklahoma Capital Improvement Authority, Refunding RB, Series C (concluded):
5.00%, 7/01/31	$3,000	$3,467,490
5.00%, 7/01/32	2,500	2,879,075
Tulsa Airports Improvement Trust, Refunding RB, American Airlines Inc., AMT, 5.00%, 6/01/35 (b)	17,820	19,280,349

		38,151,663
Oregon — 0.5%
City of Portland Oregon, GO, Taxable Pension Obligation, Series D, 0.14%, 6/01/19 (b)	3,750	3,585,938
City of Portland Oregon Sewer System Revenue, Refunding RB, Series A, 5.00%, 10/01/22	5,000	5,971,450
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Mirabella at South Waterfront, 5.50%, 10/01/49	865	939,831
Tri-County Metropolitan Transportation District, RB, Series A, 5.00%, 10/01/19	5,825	6,633,160

		17,130,379
Pennsylvania — 3.5%
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT, 5.00%, 6/15/21	5,000	5,736,450
City of Philadelphia Pennsylvania, Refunding RB, AMT, Series A, 5.00%, 6/15/18	5,000	5,499,150
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A:
5.63%, 7/01/36	4,045	4,254,005
5.63%, 7/01/42	1,675	1,754,579
County of Montgomery Pennsylvania IDA, RB, New Hampshire School III Properties Project, 6.50%, 10/01/37	2,155	2,185,386
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bond, 7.00%, 7/01/32	2,350	2,543,852
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Lancaster County Hospital Authority, Refunding RB, St. Annes Retirement Community, 5.00%, 4/01/33	$1,575	$1,611,272
Montgomery County IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 1/01/50	4,865	4,817,566
Pennsylvania Economic Development Financing Authority, RB:
Build America Bonds, Series B, 6.53%, 6/15/39	5,000	5,483,250
Pennsylvania Bridge Finco LP, AMT, 5.00%, 12/31/34	5,035	5,373,352
Pennsylvania Bridge Finco LP, AMT, 5.00%, 12/31/38	5,000	5,295,850
The Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 6/30/20	5,000	5,660,800
The Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 6/30/21	5,000	5,687,850
The Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 12/31/21	5,000	5,718,350
The Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 6/30/22	4,495	5,122,727
Pennsylvania Economic Development Financing Authority, Refunding RB:
National Gypson Co., AMT, 5.50%, 11/01/44	3,250	3,333,233
PPL Energy Supply, Series A, 6.40%, 12/01/38 (d)	6,250	6,312,437
UPMC, Series A, 5.00%, 2/01/33	5,000	5,590,350
Pennsylvania HFA, RB, S/F Mortgage, Series 103-C, 4.38%, 4/01/18	1,160	1,232,836
Pennsylvania Turnpike Commission, Refunding RB, 3.33%, 12/01/27 (h)	3,110	3,237,666
Philadelphia Authority for Industrial Development, Refunding RB, 1st Series (d):
5.00%, 4/01/17	5,910	6,169,508
5.00%, 4/01/28	5,000	5,576,850

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2015	13

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Southcentral General Authority, Refunding RB, Wellspan Health Obligation Group, Series A, 5.00%, 6/01/44	$9,190	$10,104,405
Susquehanna Area Regional Airport Authority, ARB, Series A, AMT, 5.00%, 1/01/27	3,100	3,360,121
Union County Higher Educational Facilities Financing Authority, RB, Bucknell University, Series B, 5.00%, 4/01/30	2,225	2,607,344

		114,269,189
Rhode Island — 0.1%
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 6/01/40	5,000	5,115,900
South Carolina — 2.2%
Beaufort County School District, GO, Refunding, 5.00%, 3/01/25	5,905	7,278,680
Charleston Educational Excellence Finance Corp., Refunding RB, Charleston County School District, 5.00%, 12/01/30	5,005	5,763,108
Richland County School District No 1, GO, 5.00%, 3/01/17	8,200	8,749,974
Richland County School District No 2, GO, Refunding Series A, 5.00%, 2/01/23	5,000	6,021,650
South Carolina Jobs-Economic Development Authority, RB, Series A, 5.25%, 8/15/46 (a)	1,580	1,561,419
South Carolina State Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 1/01/50	5,000	6,198,400
South Carolina State Public Service Authority, Refunding RB, Series C, 5.00%, 12/01/46	10,000	10,758,900
South Carolina Transportation Infrastructure Bank, Refunding RB:
5.00%, 10/01/23	10,000	11,966,800
5.00%, 10/01/24	10,000	12,049,300

		70,348,231
Tennessee — 0.3%
Metropolitan Gov’t of Nashville & Davidson County, GO, Refunding Series A, 5.00%, 7/01/18	9,795	10,918,780
Municipal Bonds	Par (000)	Value
Texas — 6.0%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	$3,730	$3,786,435
Arlington Higher Education Finance Corp., RB, Series A, 7.13%, 3/01/44	1,250	1,322,125
Central Texas Regional Mobility Authority, Refunding RB, Subordinate Lien, 5.00%, 1/01/23	500	555,975
Central Texas Turnpike System, Refunding RB:
Series B, 5.00%, 8/15/37	5,000	5,515,650
Series C, 5.00%, 8/15/37	5,000	5,432,000
City of Austin Texas Airport System, RB, AMT, 5.00%, 11/15/44	5,000	5,421,700
City of Dallas Texas, GO, Refunding, 5.00%, 2/15/24	5,000	6,051,200
City of Houston Texas Airport System, ARB, Series B-1, AMT, 5.00%, 7/15/35	7,400	7,662,108
City of Houston Texas Airport System, Refunding ARB, AMT:
Special Facilities, Continental Airlines, Inc., Series A, 6.50%, 7/15/30	1,000	1,161,400
Special Facilities, Continental Airlines, Inc., Series A, 6.63%, 7/15/38	3,000	3,460,890
Subordinate Lien, Series A, 5.00%, 7/01/23	5,000	5,777,250
United Airlines, Inc. Terminal E Project, 5.00%, 7/01/29	13,000	13,708,110
City of Houston Texas Airport System, Refunding RB, Series C, AMT, 5.00%, 7/15/20	15,950	16,852,132
City of Houston Texas Utility System, Refunding RB, Series D, 5.00%, 11/15/39	5,000	5,699,650
City of San Antonio, GO, Refunding, 4.00%, 2/01/17	5,000	5,247,550
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 5.75%, 1/01/28	500	561,185
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB:
Texas Children’s Hospital, 5.00%, 10/01/19	5,000	5,726,850

14	BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2015

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB (concluded):
1st Mortgage, Brazos Presbyterian Homes, Inc. Project, 4.00%, 1/01/23	$1,325	$1,361,424
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Buckingham Senior Living Community, Inc. Project, 5.50%, 11/15/45	2,560	2,565,709
Dallas-Fort Worth International Airport, RB, Series A:
5.00%, 11/01/43	10,000	10,538,400
AMT, 5.00%, 11/01/45	10,000	10,528,900
Dallas-Fort Worth International Airport Facilities Improvement Corp., ARB, Series 2001-A-1, AMT, 6.15%, 1/01/16	2,145	2,148,132
Decatur Hospital Authority, Refunding RB, 5.25%, 9/01/44	1,880	1,963,867
Leander Independent School District, GO, Refunding Series B, 5.00%, 8/15/31	5,000	5,845,700
Lower Colorado River Authority, Refunding RB, 5.00%, 5/15/16	5,000	5,164,800
New Hope Cultural Education Facilities Corp., RB, Wesleyan Homes Inc. Project, 5.50%, 1/01/49	1,250	1,235,300
Permanent University Fund, Refunding RB, Series B, 5.00%, 7/01/25	5,000	6,098,150
Red River Health Facilities Development Corp., MRB, Eden Home, Inc. Project, 5.63%, 12/15/22	2,570	2,381,670
San Angelo Independent School District, GO, Refunding, 5.00%, 2/15/25	5,000	6,040,000
State of Texas, GO, Refunding:
5.00%, 10/01/24	5,100	6,229,140
Series A, 5.00%, 10/01/23	5,000	6,067,550
State of Texas, RB, 5.00%, 9/01/16	10,000	10,477,800
Texas City Industrial Development Corp., RB, NRG Energy Project, 4.13%, 12/01/45	10,000	9,201,700
Texas Public Finance Authority, Refunding RB, 5.00%, 7/01/16	8,500	8,841,700
Municipal Bonds	Par (000)	Value
Texas (concluded)
Town of Flower Mound Texas, Special Assessment Bonds, Riverwalk Public Improvement District No. 1, 6.75%, 9/01/43	$2,000	$2,057,520

		192,689,672
Utah — 0.6%
County of Utah Utah, Refunding RB, U.S. Steel Corp. Project, 5.38%, 11/01/15	3,000	3,021,480
Utah State Charter School Finance Authority, RB, Early Light Academy (a):
5.00%, 7/15/34	530	517,317
5.13%, 7/15/49	4,830	4,683,168
Utah Transit Authority, Refunding RB, Series A, 5.00%, 6/15/38	10,000	11,593,200

		19,815,165
Vermont — 0.0%
University of Vermont & State Agricultural College, Refunding RB, 5.00%, 10/01/23	1,000	1,197,500
Virginia — 1.3%
Cherry Hill Community Development Authority, Special Assessment, Potomac Shores Project (a):
5.15%, 3/01/35	1,000	1,015,470
5.40%, 3/01/45	2,000	2,030,740
County of Arlington Virginia, GO, Refunding, Series B, 5.00%, 8/15/23	5,000	6,112,150
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
4.00%, 7/01/22	1,320	1,341,265
Residential Care Facility, 5.00%, 7/01/47	1,985	2,025,871
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes:
5.00%, 6/01/22	625	704,275
5.00%, 6/01/23	420	468,863
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.00%, 3/01/23	1,000	985,350

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2015	15

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)		Value
Virginia (concluded)
Lower Magnolia Green Community Development Authority, Special Assessment Bonds (a):
5.00%, 3/01/35		$2,985	$2,955,657
5.00%, 3/01/45		3,060	2,977,196
Shops at White Oak Village Community Development Authority, Special Assessment, 5.30%, 3/01/17		905	936,639
University of Virginia, RB, Build America Bonds, 6.20%, 9/01/39		1,000	1,356,360
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 7/01/45 (a)		3,340	3,360,407
Virginia College Building Authority, Refunding RB, Marymount University Project, Series A:
Series A, 5.00%, 7/01/35		745	761,800
5.00%, 7/01/45		2,215	2,228,534
Virginia Commonwealth Transportation Board, Refunding RB, 5.00%, 5/15/17		6,950	7,475,281
Virginia Resources Authority, Refunding RB, Series A, 5.00%, 10/01/17		5,170	5,635,662

			42,371,520
Washington — 0.7%
Energy Northwest, Refunding RB, Project 1, Series A, 5.00%, 7/01/17		6,550	7,073,411
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.25%, 9/01/32		2,255	2,354,220
King County WA Sewer Revenue, RB, 5.75%, 1/01/18 (g)		5,000	5,580,850
King County WA Sewer Revenue, Refunding RB, 5.00%, 7/01/38		5,000	5,712,350
Washington State Housing Finance Commission, RB, Heron’s Key, Series A (a):
6.75%, 7/01/35		445	456,837
7.00%, 7/01/45		760	779,980

			21,957,648
West Virginia — 0.1%
West Virginia Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 6/01/47		4,715	4,039,199
Municipal Bonds	Par (000)		Value
Wisconsin — 0.3%
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Mile Bluff Medical Center, 5.50%, 5/01/34		$875	$914,165
Mile Bluff Medical Center, 5.75%, 5/01/39		1,060	1,108,071
Prohealth Care Obligation Group, 5.00%, 8/15/39		6,100	6,631,859

			8,654,095
Total Municipal Bonds — 83.6%			2,699,244,826

Municipal Bonds Transferred Tender Option Bond Trusts (i)
Arizona — 0.3%
Arizona State University, Refunding RB, Arizona State University System Board of Regents, Series A, 5.00%, 7/01/42		10,000	11,083,572
California — 5.1%
California Educational Facilities Authority, RB, California Institute Of Technology, 5.00%, 11/01/39		10,000	11,260,094
California Health Facilities Financing Authority, RB, Series A:
Lucile Salter Packard Children’s Hospital at Stanford, 5.00%, 8/15/43	XXX	10,000	11,193,494
Stanford Hospital and Clinics, 5.00%, 8/15/51	USD	10,000	10,860,900
Sutter Health, 5.00%, 8/15/52		10,000	10,888,700
City & County of San Francisco California Airports Commisson, Refunding RB, San Francisco International Airport, Series A, AMT, 5.00%, 5/01/44		10,000	10,847,800
City of Los Angeles California Department of Airports, ARB, Series A, AMT, 5.00%, 5/15/45		10,000	11,051,390
City of Los Angeles California Department of Airports, Refunding ARB, Series B, 5.00%, 5/15/35		10,000	11,398,196
City of Los Angeles California Department of Water & Power, RB, Series B, 5.00%, 7/01/43		10,000	11,323,000

16	BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2015

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred Tender Option Bond Trusts (i)	Par (000)	Value
California (concluded)
City of San Francisco California Public Utilities Commission Water Revenue, RB, 5.00%, 11/01/37	$10,000	$11,238,483
County of Ventura California Public Financing Authority, Refunding LRB, Series A, 5.00%, 11/01/38	8,450	9,393,936
County of Ventura California Public Financing Authority, Refunding RB, Series A, 5.00%, 11/01/43	8,530	9,431,181
Fresno Unified School District, GO, 5.00%, 8/01/44	10,000	11,197,000
Port of Los Angeles California, Refunding RB, Harbor Department, Series A, AMT, 5.00%, 8/01/44	10,000	10,995,400
San Marcos Unified School District, GO, Election of 2010, Series C, 5.00%, 8/01/40	10,000	11,170,082
State of California, GO, Various Purpose, 5.00%, 4/01/43	10,000	11,160,500

		163,410,156
Delaware — 0.4%
County of New Castle Delaware, GO, Refunding, 5.00%, 10/01/45	10,000	11,615,472
District of Columbia — 0.3%
District of Columbia Water & Sewer Authority, RB, Sub-Lien, Series A, 5.00%, 10/01/44	10,000	11,204,800
Florida — 0.7%
County of Miami-Dade Florida Transit System Sales Surtax Revenue, RB, (AGM), 5.00%, 7/01/42	10,000	11,090,100
Tampa Bay Water Utility System, RB, 5.00%, 10/01/38	10,000	11,250,100

		22,340,200
Georgia — 0.7%
City of Atlanta Georgia Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	10,000	11,273,200
Municipal Bonds Transferred Tender Option Bond Trusts (i)	Par (000)	Value
Georgia (concluded)
Gainesville & Hall County Hospital Authority, Refunding RB, Northeast Georgia Health Systems Inc. Project, Series A, 5.50%, 8/15/54	$10,000	$11,425,000

		22,698,200
Maryland — 0.7%
City of Baltimore Maryland, RB, Series A, 5.00%, 7/01/43	10,000	11,182,989
Maryland Health & Higher Educational Facilities Authority, RB, Johns Hopkins Health, Series C, 5.00%, 5/15/43	10,000	11,012,000

		22,194,989
Massachusetts — 0.7%
Massachusetts Development Finance Agency, RB, Partners Healthcare System Issue, Series M-4, 5.00%, 7/01/44	10,000	10,969,200
University of Massachusetts Building Authority, Refunding RB, Series 1, 5.00%, 11/01/44	10,000	11,275,800

		22,245,000
Minnesota — 0.3%
Western Minnesota Municipal Power Agency, RB, Series A, 5.00%, 1/01/46	10,000	11,152,073
Missouri — 0.7%
Health & Educational Facilities Authority of the State of Missouri, RB, BJC Health System, 5.00%, 1/01/44	10,000	11,229,278
Metropolitan St. Louis Sewer District, RB, Series B, 5.00%, 5/01/43	10,000	11,250,900

		22,480,178
Nevada — 0.3%
Las Vegas Valley Water District, GO, Series B, 5.00%, 6/01/37	10,000	11,097,300
New Jersey — 0.4%
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/38	10,000	11,229,200

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2015	17

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred Tender Option Bond Trusts (i)	Par (000)	Value
New York — 1.4%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	$10,000	$11,100,700
New York State Dormitory Authority, RB, Series A, 5.00%, 3/15/39	10,000	11,375,485
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 2/15/39	10,000	11,345,000
New York State Urban Development Corp, Refunding RB, Series A, 5.00%, 3/15/35	10,000	11,327,500

		45,148,685
Oklahoma — 0.4%
Oklahoma City Water Utilities Trust, Refunding RB, 5.00%, 7/01/45	10,000	11,489,700
Pennsylvania — 0.7%
Philadelphia Authority for Industrial Development Hospital, RB, The Children’s Hospital of Philadelphia Project, Series A, 5.00%, 7/01/42	20,000	22,326,000
South Carolina — 0.3%
City of Charleston South Carolina Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 1/01/41	10,000	11,206,100
Tennessee — 0.3%
Rutherford County Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	10,000	10,999,800
Texas — 1.0%
El Paso County Hospital District, GO, 5.00%, 8/15/43	10,000	10,626,400
State of Texas, GO, Refunding, Series A, 5.00%, 10/01/44	10,000	11,383,489
Tarrant Regional Water District, Refunding RB, 5.00%, 3/01/52	10,000	11,123,600

		33,133,489
Virginia — 0.7%
Fairfax County IDA, RB, Inova Health Systems Project, Series A, 5.00%, 5/15/44	10,000	11,156,500
Municipal Bonds Transferred Tender Option Bond Trusts (i)	Par (000)	Value
Virginia (concluded)
University of Virginia, Refunding RB, Series A-2, 5.00%, 4/01/45	$10,000	$11,582,600

		22,739,100
Washington — 0.7%
State of Washington, GO, Series A, 5.00%, 8/01/38	10,000	11,279,600
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series D, 5.00%, 10/01/38	10,000	11,059,894

		22,339,494
Wisconsin — 0.7%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health, Series D, 5.00%, 11/15/41	10,000	11,005,300
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 4/01/42	10,000	10,900,781

		21,906,081
Total Municipal Bonds Transferred Tender Option Bond Trusts — 16.8%		544,039,589

Investment Companies	Shares
Market Vectors High Yield Municipal Index ETF	300,000	9,000,000
SPDR Nuveen S&P High Yield Municipal Bond ETF	100,000	5,597,000
Total Investment Companies — 0.5%		14,597,000
Total Long-Term Investments (Cost — $3,280,576,551) — 101.9%		3,288,910,785

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (j)(k)	340,637,442	340,637,442
Total Short-Term Securities (Cost — $340,637,442) — 10.5%		340,637,442

18	BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2015

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $3,621,213,993) — 112.4%	$3,629,548,227
Liabilities in Excess of Other Assets — (3.1)%	(101,670,656)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.3)%	(298,846,249)

Net Assets — 100.0%	$3,229,031,322

* As of August 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$3,326,240,130

Gross unrealized appreciation	$40,564,384
Gross unrealized depreciation	(36,046,245)

Net unrealized appreciation	$4,518,139

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	When-issued security.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Non-income producing security.

(g)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(j)	During the period ended August 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2015	Net Activity	Shares Held at August 31, 2015	Net Income/(Loss)
FFI Institutional Tax-Exempt Fund	224,412,618	116,224,824	340,637,442	$36,287

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETF	Exchange-Traded Fund
GARB	General Airport Revenue Bonds
GAN	Grant Anticipation Notes
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2015	19

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
S&P	Standard and Poor’s
SPDR	Standard & Poor’s Depository Receipts

Derivative Financial Instruments Outstanding as of August 31, 2015

Financial Futures Contracts

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(3,253)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2015	$413,334,313	$1,960,000
(1,665)	Long U.S. Treasury Bond	Chicago Board of Trade	December 2015	257,450,625	6,753,006
(368)	U.S. Ultra Bond	Chicago Board of Trade	December 2015	58,293,500	548,239
(1,285)	5-Year U.S. Treasury Note	Chicago Board of Trade	December 2015	153,477,187	729,345
Total					$9,990,590

Fair Value Hierarchy as of August 31, 2015

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including The Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

20	BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2015

Schedule of Investments (concluded)	BlackRock Strategic Municipal Opportunities Fund

As of August 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$14,597,000	$3,274,313,785	—	$3,288,910,785
Short-Term Securities	340,637,442	—	—	340,637,442

Total	$355,234,442	$3,274,313,785	—	$3,629,548,227

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Other contracts	$9,990,590	—	—	$9,990,590
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of August 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$226,464	—	—	$226,464
Cash pledged for financial futures contracts	13,700,950	—	—	13,700,950
Liabilities:
TOB Trust Certificates	—	$(298,789,958)	—	(298,789,958)

Total	$13,927,414	$(298,789,958)	—	$(284,862,544)

During the period ended August 31, 2015, there were no transfers between levels.

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2015	21

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: October 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: October 23, 2015